Lease liabilities (Details 1) - USD ($) $ in Thousands	Feb. 28, 2025	Aug. 31, 2024
Lease Liabilities
Current portion of lease liabilities	$ 1,068	$ 401
Lease liabilities	2,061	942
Balance at end of period	$ 3,129	$ 1,343